IFRS 7 Disclosures - Schedule of Maturity of Financial Liabilities (Parenthetical) (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Carrying value of deposits from Bank clients	CAD 18,131	CAD 17,919
Level 2 [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Fair value of deposits from Bank clients	CAD 18,149	CAD 17,978